SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

In accordance with ASC 855-10 the Company has analyzed its operations subsequent to April 30, 2025 through July 8, 2025, and has determined that it does not have any material subsequent events to disclose in these financial statements.

NOTE 8 – SUBSEQUENT EVENTS

In accordance with ASC 855-10 the Company has analyzed its operations subsequent to October 31, 2024 through January 3, 2025, and has determined that it does not have any material subsequent events to disclose in these financial statements.